Virtus Newfleet Multi-Sector Intermediate Bond Series (the “Series”),
a series of Virtus Variable Insurance Trust

Supplement dated May 16, 2025 to the Series’ Summary and Statutory Prospectuses,
each dated April 28, 2025

IMPORTANT NOTICE TO INVESTORS

Effective May 16, 2025, Benjamin Caron, CFA, was added as a portfolio manager of the Series.

The disclosure under “Portfolio Management” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus is hereby replaced in its entirety with the following:

The following individuals are primarily responsible for the day-to-day management of the Series’ portfolio.

>	David L. Albrycht, CFA, Newfleet Division President and Chief Investment Officer and Senior Portfolio Manager at Newfleet, has managed the Series since 1998.

>	Benjamin Caron, CFA, Senior Managing Director and Portfolio Manager at Newfleet, has managed the Series since May 2025.

In the Management of the Series section under “Portfolio Management” on page 10 of the Series’ statutory prospectus, the following biography for Mr. Caron is hereby added:

Benjamin Caron, CFA. Mr. Caron is Senior Managing Director and Portfolio Manager at Newfleet (since June 2011). Mr. Caron is co-portfolio manager and assists in the management of several multi-sector fixed income open-end and closed-end mutual funds, ETFs, and off-shore vehicles that the multi-sector portfolio management team manages. Prior to June 2011, Mr. Caron was on the fixed income team at Goodwin. Mr. Caron joined Goodwin in 2002 as a client service associate for the institutional markets group focusing on institutional fixed income clients.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8504/Newfleet MSIB Series PM Addition (5/2025)

Virtus Newfleet Multi-Sector Intermediate Bond Series (the “Series”),
a series of Virtus Variable Insurance Trust

Supplement dated May 16, 2025 to the Statement of Additional Information
(“SAI”) dated April 28, 2025

IMPORTANT NOTICE TO INVESTORS

Effective May 16, 2025, Benjamin Caron, CFA, was added as a portfolio manager of the Series.

The disclosure in the table under “Portfolio Managers” on page 68 of the SAI is hereby amended by adding Mr. Caron in the row for the Series.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 68 of the SAI is hereby amended by adding a row and an associated footnote for Mr. Caron, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Benjamin Caron (*)	7	$2.24 billion	0	N/A	0	N/A

(*)	As of April 30, 2025. Mr. Caron became a Portfolio Manager of the Newfleet Multi-Sector Intermediate Bond Series effective May 16, 2025.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 70 of the SAI is hereby amended by adding a row and an associated footnote for Mr. Caron, as follows:

Portfolio Manager	Series	Dollar Range of Equity Securities Beneficially Owned in Series Managed	Dollar Value of Financial Exposure Through Similar Strategies
Benjamin Caron (*)	Newfleet Multi-Sector Intermediate Bond Series	0	$50,001-$100,000

(*)	As of April 30, 2025. Mr. Caron became a Portfolio Manager of the Newfleet Multi-Sector Intermediate Bond Series effective May 16, 2025.

Investors should retain this supplement with the SAI for future reference.

VVIT 8504B/Newfleet MSIB PM Addition (5/2025)